Submission	Aug. 29, 2024
Submission [Line Items]
Central Index Key	0001845338
Registrant Name	monday.com Ltd.
Registration File Number	333-277915
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES